(LOSSES) EARNINGS PER SHARE - Schedule of earnings per share basic and diluted from continuing operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,119,383,655	1,093,318,465
(Losses) earnings per share from continuing operations - basic	$ 0.00	$ (0.01)
Numerator:
Net (loss) income from continuing operations attributable to ordinary shareholders	$ 21,000	$ (5,079,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,119,383,655	1,093,318,465
Denominator used for (losses) earnings per share	1,119,383,655	1,093,318,465
(Losses) earnings per share from continuing operations-diluted	$ 0.02	$ (0.01)
Common Class A
Numerator:
Net (loss) income from continuing operations -basic	$ 21,000	$ (5,079,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,119,383,556	1,093,318,366
(Losses) earnings per share from continuing operations - basic	$ 0.00	$ (0.01)
Numerator:
Net (loss) income from continuing operations - diluted	$ 21,000	$ (5,079,000)
Reallocation of net (loss) income from continuing operations as a result of conversion of Class B to Class A shares	0
Net (loss) income from continuing operations attributable to ordinary shareholders	$ 21,000	$ (5,079,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,119,383,556	1,093,318,366
Conversion of Class B to Class A ordinary shares	99	99
Denominator used for (losses) earnings per share	1,119,383,655	1,093,318,465
(Losses) earnings per share from continuing operations-diluted	$ 0.00	$ (0.01)
(Losses) earnings from continuing operations per ADS:
Denominator used for (losses) earnings per ADS - basic	11,193,836	10,933,184
Denominator used for (losses) earnings per ADS - diluted	11,193,837	10,933,185
(Losses) earnings from continuing operations per ADS - basic	$ 0.00	$ (0.47)
(Losses) earnings from continuing operations per ADS - diluted	$ 0.00	$ (0.47)
Common Class B
Numerator:
Net (loss) income from continuing operations -basic	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	99	99
(Losses) earnings per share from continuing operations - basic	$ 0
Numerator:
Net (loss) income from continuing operations - diluted	$ 0
Reallocation of net (loss) income from continuing operations as a result of conversion of Class B to Class A shares	0
Net (loss) income from continuing operations attributable to ordinary shareholders	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for (losses) earnings per share	99	99
(Losses) earnings per share from continuing operations-diluted	$ 0
(Losses) earnings from continuing operations per ADS:
Denominator used for (losses) earnings per ADS - basic	0
Denominator used for (losses) earnings per ADS - diluted	0
(Losses) earnings from continuing operations per ADS - basic	$ 0
(Losses) earnings from continuing operations per ADS - diluted	$ 0